Pledged Assets and Collateral (Amounts Pledged as Collateral for Borrowings and for Other Purposes) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2025	Mar. 31, 2024
Financial Instruments Owned and Pledged as Collateral [Line Items]
Interest-bearing deposits in other banks	¥ 53	¥ 94
Trading account assets	13,688	12,331
Investments	10,522	15,081
Other assets	2,047	2,699
Total	36,366	38,904
Asset Pledged as Collateral without Right
Financial Instruments Owned and Pledged as Collateral [Line Items]
Loans	¥ 10,056	¥ 8,699